Financial assets and liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities
Proceeds from borrowings	$ 1,309	$ 517	$ 79
Foreign exchange gain (loss)	(172)	83
Increase (Decrease) in cash, cash equivalents and restricted cash	(88)	167
Repayments of borrowings	957	229	$ 83
Fair value gains on derivative financial instruments	10	8
Decrease in lease obligations	6	34
Net increase (decrease) of deferred debt issue costs	$ 1	$ 3